Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 114,960	R$ 97,219
Accrual	164,730	106,559
Settlement	(54,775)	(35,291)
Reversal	(23,070)	(60,850)
Interest	6,788	7,323
Ending balance	R$ 208,633	R$ 114,960